Income tax - Schedule of tax reconciliation (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Tax reconciliation
Total	€ (1,301)	€ (26)	€ (1,967)	€ (27)